Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	$ 15,641
Additions	1,728	$ 1,835
Property, plant and equipment at end of period	16,464	15,641
Net book value of Property, plant and equipment under finance lease contracts	78	81
Commitments for purchases of property, plant and equipment	318	223
Capitalized borrowing costs	9	9
Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	31,296	31,448
Additions	1,728	1,835
Disposals and derecognitions	(1,011)	(861)
Currency translation effects	1,997	(1,126)
Property, plant and equipment at end of period	34,010	31,296
Accumulated depreciation
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(15,655)	(15,466)
Depreciation charge	(1,520)	(1,489)
Accumulated depreciation on disposals and derecognitions	849	793
Impairment charge	(189)	(122)
Reversal of impairment charge	32	20
Currency translation effects	(1,063)	609
Property, plant and equipment at end of period	(17,546)	(15,655)
Land
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	647
Property, plant and equipment at end of period	680	647
Land | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	687	688
Reclassifications	5	4
Additions	13	24
Disposals and derecognitions	(23)	(8)
Currency translation effects	38	(21)
Property, plant and equipment at end of period	720	687
Land | Accumulated depreciation
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(40)	(40)
Depreciation charge	(3)	(3)
Accumulated depreciation on disposals and derecognitions	6	5
Impairment charge		(3)
Currency translation effects	(3)	1
Property, plant and equipment at end of period	(40)	(40)
Buildings
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	7,677
Property, plant and equipment at end of period	8,081	7,677
Buildings | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	13,113	12,857
Reclassifications	508	630
Additions	104	176
Disposals and derecognitions	(324)	(178)
Currency translation effects	663	(372)
Property, plant and equipment at end of period	14,064	13,113
Buildings | Accumulated depreciation
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(5,436)	(5,188)
Depreciation charge	(510)	(530)
Accumulated depreciation on disposals and derecognitions	275	157
Impairment charge	(25)	(47)
Reversal of impairment charge		6
Currency translation effects	(287)	166
Property, plant and equipment at end of period	(5,983)	(5,436)
Construction in progress
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	2,665
Property, plant and equipment at end of period	2,330	2,665
Construction in progress | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	2,680	2,810
Reclassifications	(1,617)	(1,226)
Additions	1,186	1,226
Disposals and derecognitions	(71)	(19)
Currency translation effects	190	(111)
Property, plant and equipment at end of period	2,368	2,680
Construction in progress | Accumulated depreciation
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(15)	(7)
Accumulated depreciation on disposals and derecognitions	34	1
Impairment charge	(58)	(11)
Reversal of impairment charge	2	1
Currency translation effects	(1)	1
Property, plant and equipment at end of period	(38)	(15)
Machinery and other equipment
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	4,652
Property, plant and equipment at end of period	5,373	4,652
Machinery and other equipment | Gross carrying amount
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	14,816	15,093
Reclassifications	1,104	592
Additions	425	409
Disposals and derecognitions	(593)	(656)
Currency translation effects	1,106	(622)
Property, plant and equipment at end of period	16,858	14,816
Machinery and other equipment | Accumulated depreciation
Movements of property, plant and equipment [roll forward]
Property, plant and equipment at beginning of period	(10,164)	(10,231)
Depreciation charge	(1,007)	(956)
Accumulated depreciation on disposals and derecognitions	534	630
Impairment charge	(106)	(61)
Reversal of impairment charge	30	13
Currency translation effects	(772)	441
Property, plant and equipment at end of period	$ (11,485)	$ (10,164)